Income Taxes - Summary of Income (Loss) Before Income Tax Expense (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ 8,019			$ (176,706)	$ (30,067)
Foreign	(1,075)			(12,411)	(11,910)
Income (loss) before income tax expense	$ 6,944	$ (78,094)	$ (8,907)	$ (189,117)	$ (41,977)